Basis of Presentation and Significant Accounting Policies (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Jan. 18, 2022	Dec. 13, 2021	Mar. 31, 2021	Dec. 31, 2020
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Ordinary share subject to possible redemption		$ 8,080,645
Federal depository insurance coverage		$ 250,000
Transaction loss			$ 59,660
Share issued (in Shares)		22,756				57,756
Per share (in Dollars per share)	$ 0.1		$ 0.1	$ 0.1	$ 0.1
Gross proceeds		$ 115,000,000
Helix Acquisition Corp.[Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000	$ 250,000			$ 250,000
Restricted cash	$ 0	$ 101,000,000	$ 0	$ 0
Share issued (in Shares)	430,000		430,000	430,000
Gross proceeds				$ 115,000,000
Class A Ordinary Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Per share (in Dollars per share)		$ 10
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Ordinary share subject to possible redemption	$ 11,500,000		$ 11,500,000	$ 11,500,000				$ 11,500,000
Share issued (in Shares)		8,080,645
Shares redeemed (in Shares)		8,080,645
Possible redemption per share (in Dollars per share)		$ 10
Shares previously classified (in Shares)		3,419,355
Shares previously classified (in Shares)		3,419,355
PIPE [Member] | Helix Acquisition Corp.[Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share issued (in Shares)		11,600,000
Per share (in Dollars per share)		$ 10
Investors collectively subscribed (in Shares)		11,700,000
Gross proceeds		$ 116,000,000
Capital contributions	$ 0	$ 116,000,000